Item G.1.b.iii - New or amended investment advisory contracts

Execution Version

ABRDN WORLD HEALTHCARE FUND

INVESTMENT ADVISORY AGREEMENT

THIS INVESTMENT ADVISORY AGREEMENT, dated as of October 27, 2023, between ABRDN WORLD HEALTHCARE FUND, a Massachusetts business trust (the “Fund”), and ABRDN INC., a Delaware corporation (the “Investment Adviser”).

W I T N E S S E T H:

That in consideration of the mutual covenants herein contained, it is agreed as follows:

1.                   Services To Be Rendered by the Investment Adviser to the Fund.

Subject to the supervision and direction of the Board of Trustees of the Fund, the Investment Adviser

will:

a.                   act in strict conformity with the Fund’s Declaration of Trust, the Investment Company Act of 1940 (the “1940 Act”) and the Investment Advisers Act of 1940, as the same may from time to time be amended

b.                   manage the portfolio in accordance with the Fund’s investment objective and policies as stated in the Fund’s Prospectus;

c.                   make investment decisions for the Fund;

d.                   place purchase and sale orders for portfolio transactions for the Fund;

e.                   supply the Fund with office facilities (which may be in the Investment Adviser’s own offices), statistical and research data, data processing services, clerical, internal executive and administrative services, and stationery and office supplies;

f.                    supply or direct and supervise a third party administrator and/or custodian in the provision to the Fund of accounting and bookkeeping services, the calculation of the net asset value of shares of the Fund, and the management of the Fund’s administrative affairs; and

g.                   prepare or supervise and direct a third party administrator and/or custodian in the preparation of reports to shareholders of the Fund, tax returns and reports to and filings with the Securities and Exchange Commission (“SEC”) and state Blue Sky authorities.

In providing these services, the Investment Adviser will provide investment research and supervision of the Fund’s investments and conduct a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund’s assets. In addition, the Investment Adviser will furnish the Fund with whatever statistical information the Fund may reasonably request with respect to the securities that the Fund may hold or contemplate purchasing.

2.                   Brokerage.

In executing transactions for the Fund and selecting brokers or dealers (which brokers or dealers may include any affiliate of the Investment Adviser to the extent permitted by the 1940 Act) the Investment Adviser will use its best efforts to obtain the best price and execution for the Fund. In assessing the best price and execution available for any portfolio transaction, the Investment Adviser will consider all factors it deems relevant including, but not limited to, price (including any applicable brokerage commission or dealer spread), size of order, difficulty of execution, and operational facilities of the firm involved and the firm’s risk in positioning a block of securities. In selecting brokers or dealers to execute a particular transaction and in evaluating the best price and execution available, the Investment Adviser may consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”)) provided to the Fund and/or other accounts over which the Investment Adviser exercises investment discretion. It is understood that such services may be useful to the Investment Adviser in connection with its services to other clients.

On occasions when the Investment Adviser deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients, the Investment Adviser, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

3.                   Other Agreements; Use of Name Etc.

It is understood that any of the shareholders, Trustees, officers, agents and employees of the Fund may be a shareholder, director, officer, agent or employee of or be otherwise interested in the Investment Adviser and in any affiliate thereof with the Investment Adviser and that the Investment Adviser and any affiliate thereof with the Investment Adviser may have an interest in the Fund. It is also understood that the Investment Adviser and persons affiliated with the Investment Adviser have and may have advisory, management, service or other contracts with other organizations and persons, and may have other interests and businesses and that the Fund shall have no interest in the profits or opportunities derived from the same, that the Investment Adviser may give advice and take action in the performance of its duties with respect to such other clients that may differ from advice given on the timing or nature of action taken with respect to the Fund. Nothing in this Agreement shall be deemed to confer upon the Investment Adviser any obligation to acquire for the account of the Fund a position in any security that the Investment Adviser or any affiliate thereof may acquire for its own account or for the account of any other client, if in the sole and absolute discretion of the Investment Adviser it is not for any reason practical or desirable to acquire a position in such security for the Fund’s account.

The Investment Adviser shall authorize and permit any of its officers, directors and employees who may be elected as Trustees or officers of the Fund to serve in the capacities in which they are elected. Services to be furnished by the Investment Adviser under this Agreement may be furnished through the medium of any of such officers, directors or employees.

4.                   Compensation.

The Fund will pay to the Investment Adviser as compensation for the Investment Adviser’s services rendered a fee, computed and payable monthly, equal when annualized to 1.00% of the average daily value of the Trust’s managed assets. For purposes of this section, “managed assets” for any month shall be equal to the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes). Borrowings for investment purposes include any form or combination of financial leverage instruments, such as borrowings from banks or other financial institutions (i.e., a credit facility), margin facilities, the issuance of preferred shares or notes and leverage attributable to reverse repurchase agreements, dollar rolls or similar transactions. Such fee shall be payable for each month within five business days after the end of such month.

In the event that the expenses of the Fund exceed any expense limitation which the Investment Adviser may, by written notice to the Fund, voluntarily declare to be effective subject to such terms and conditions as the Investment Adviser may prescribe in such notice, the compensation due the Investment Adviser shall be reduced and if necessary the Investment Adviser shall assume expenses of the Fund, to the extent required by such expense limitation.

If the Investment Adviser shall serve for less than the whole of a month, the foregoing compensation shall be pro rated.

5.                   Expenses.

The Investment Adviser will bear all expenses in connection with the performance of its services under this Agreement, including compensation of and office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as the fees of all Trustees of the Fund who are “affiliated persons” of the Investment Adviser, as that term is defined in the 1940 Act, or any of its “affiliated persons”.

The Fund shall pay (or, in the event that such expenses are paid by the Investment Adviser, shall reimburse the Investment Adviser for) all other expenses incurred in the operation of the Fund including, among other things, expenses for legal and auditing services, costs of printing proxy statements, prospectuses, stock certificates and shareholder reports, charges of the custodian, any sub-custodian and transfer agent, expenses in connection with the Dividend Reinvestment and Stock Purchase Plan, SEC and Financial Industry Regulatory Authority (“FINRA”) fees, fees and expenses of the Trustees who are not “affiliated persons” of the Investment Adviser or any of its “affiliated persons”, accounting and valuation costs, administrator’s fees, membership fees in trade associations, fidelity bond coverage for the Fund’s officers and employees, errors and omissions insurance coverage for Trustees and officers, interest, brokerage costs, taxes, stock exchange listing fees and expenses, expenses of qualifying the Fund’s shares for sale in various states, expenses associated with personnel performing exclusively shareholder servicing functions, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund.

6.                   Amendments of This Agreement.

This Agreement shall not be amended unless such amendment is approved at a meeting by the affirmative vote of a majority of the outstanding shares of the Fund, and by vote cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Trustees of the Fund who are not interested persons of the Fund or of the Investment Adviser.

7.                   Effective Period and Termination of This Agreement.

This Agreement shall become effective as of the date first written above and shall remain in full force and effect for an initial two-year term and continuously thereafter so long as such continuance is specifically approved at least annually (a) by the vote of a majority of the Trustees who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Fund. This Agreement shall automatically terminate, without the payment of any penalty, in the event of its assignment.

Either party hereto may at any time terminate this Agreement without the payment of any penalty by not less than thirty (30) days’ nor more than sixty (60) days’ written notice delivered or mailed by registered mail, postage prepaid, to the other party. Action by the Fund to terminate this Agreement may be taken either by (i) vote of a majority of its Trustees, or (ii) by the affirmative vote of a majority of the outstanding shares of the Fund.

8.                   Certain Definitions.

For the purposes of this Agreement, the “affirmative vote of a majority of outstanding shares of the Fund” means the affirmative vote, at a duly called and held meeting of shareholders of the Fund, (a) of the holders of 67% or more of the shares of the Fund present (in person or by proxy) and entitled to vote at such meeting, if the holders of more than 50% of the outstanding shares of the Fund entitled to vote at such meeting are present in person or by proxy, or (b) of the holders of more than 50% of the outstanding shares of the Fund entitled to vote at such meeting, whichever is less.

For the purposes of this Agreement, the terms “affiliated person”, “control”, “interested person” and “assignment” shall have their respective meanings as defined in the 1940 Act and the Rules and Regulations thereunder, subject, however to such exemptions as may be granted by the SEC under said Act; the term “specifically approve at least annually” shall be construed in a manner consistent with the 1940 Act and the Rules and Regulations thereunder; and the term “brokerage and research services” shall have the meaning given in the Exchange Act and the Rules and Regulations thereunder.

9.                   Non-Liability of the Investment Adviser.

The Investment Adviser shall not be held responsible for any loss incurred by any act or omission of any broker. The Investment Adviser also shall not be liable to the Fund or to any shareholder of the Fund for any error or judgment or for any loss suffered by the Fund in connection with rendering services hereunder except (a) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or (b) a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser, or reckless disregard of its obligations and duties hereunder. Subject to the foregoing, the Fund also shall indemnify the Investment Adviser, and any officer, director and employee thereof to the maximum extent permitted by Article V of the Fund’s Declaration of Trust.

10.                Limitation of Liability of the Trustees and Shareholders.

A copy of the Declaration of Trust of the Fund is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the Fund as Trustees and not individually and that the obligations of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Fund.

11.                Furnishing of Materials.

During the term of this Agreement, the Fund agrees to furnish the Investment Adviser at its principal executive office all prospectuses, proxy statements, report to shareholders, sales literature, or other material prepared for distribution to shareholders of the Fund or the public, which refer to the Investment Adviser in any way, prior to use thereof and not to use such material if the Investment Adviser reasonably objects in writing within five business days (or such other time as may be mutually agreed) after receipt thereof. In the event of termination of this Agreement, the Fund will continue to furnish to the Investment Adviser copies of any of the above-mentioned materials which refer in any way to the Investment Adviser. The Fund shall furnish or otherwise make available to the Investment Adviser such other information relating to the business affairs of the Fund as the Investment Adviser at any time, or from time to time, reasonably requests in order to discharge its obligations hereunder.

12.                Governing Law; No Third-Party Beneficiaries.

This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts. There are no third-party beneficiaries of this Agreement.

[Remainder of page intentionally left blank]

IN WITNESS WHEREOF, abrdn World Healthcare Fund and the Investment Adviser have each caused this instrument to be signed in duplicate on its behalf by its President or other officer thereunto duly authorized, all as of the date first hereinabove written.

ABRDN WORLD HEALTHCARE FUND

By:         /s/ Lucia Sitar

______________________________

Name: Lucia Sitar

Title: Vice President

ABRDN INC.

By:

______________________________

Name: Jennifer Nichols

Title: Director and Vice President

[Signature Page to THW abrdn Advisory Agreement]

IN WITNESS WHEREOF, abrdn World Healthcare Fund and the Investment Adviser have each caused this instrument to be signed in duplicate on its behalf by its President or other officer thereunto duly authorized, all as of the date first hereinabove written.

ABRDN WORLD HEALTHCARE FUND

By:

______________________________

Name: Lucia Sitar

Title: Vice President

ABRDN INC.

By:         /s/ Jennifer Nichols

______________________________

Name: Jennifer Nichols

Title: Director and Vice President

[Signature Page to THW abrdn Advisory Agreement]